Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Customer	Jun. 30, 2021 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	2
Revenue	$ 555,284	$ 611,175
Adjusted EBITDA	402,305	404,234
Renewable Energy [Member]
Financial information by segment [Abstract]
Revenue	420,335	471,624
Adjusted EBITDA	296,830	295,030
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Revenue	53,419	58,505
Adjusted EBITDA	44,014	47,221
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	54,853	53,589
Adjusted EBITDA	43,178	42,521
Water [Member]
Financial information by segment [Abstract]
Revenue	26,677	27,457
Adjusted EBITDA	18,283	19,462
North America [Member]
Financial information by segment [Abstract]
Revenue	199,271	178,801
Adjusted EBITDA	161,180	134,861
South America [Member]
Financial information by segment [Abstract]
Revenue	78,331	78,351
Adjusted EBITDA	58,843	60,222
EMEA [Member]
Financial information by segment [Abstract]
Revenue	277,682	354,023
Adjusted EBITDA	$ 182,282	$ 209,151